Filed with the Securities and Exchange Commission on July 31, 2020
REGISTRATION NO. 333-230983
INVESTMENT COMPANY ACT NO. 811-07325
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 8
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 182
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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(602) 385-7854
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on __________ pursuant to paragraph (b) of Rule 485
[ X ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 8 to Registration Statement No. 333-230983 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 8 incorporates by reference the prospectus dated April 27, 2020, contained in Part A of Post-Effective Amendment No. 6 filed on April 3, 2020.
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PRUDENTIAL MyRockSM ADVISOR VARIABLE ANNUITY
PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Supplement dated _____, [year]
To
Prospectus dated _____, [year]
RATE SHEET SUPPLEMENT FOR:
PRUDENTIAL DEFINED INCOME BENEFIT
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with the prospectus for the Prudential MyRockSM Advisor Variable Annuity (the “Annuity”). If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.
This Supplement provides the Income Growth Rate and Income Percentages that we are currently offering for the Defined Income Benefit available with the Annuity. This Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with an effective prospectus for the Annuity.
This Supplement discloses the current rates and percentages that are effective beginning on the date of this Supplement disclosed above. Once a rate sheet supplement is effective, it will remain in effect until it is superseded at any time when we issue a new rate sheet supplement. This Supplement has no specified end date. If Prudential changes one or more rates or percentages, it will issue a new rate sheet supplement that will supersede this Supplement. The new rate sheet supplement will be filed a minimum of 5 days prior to its effective date.
To confirm the most current rates and percentages, rate sheet supplements for all applicable products are available by contacting the Prudential Annuity Service Center at 1-888-PRU-2888 or on-line at http://www.PrudentialAnnuities.com/investor/prospectuses. The most current rate sheet supplements are also filed with the Securities and Exchange Commission and can be found at www.sec.gov.
The rates below apply to Purchase Payments made to Annuities with the Defined Income Benefit, and new elections of the Defined Income Benefit made on or after _____, [year] until a new rate sheet supplement is issued with new rates and percentages.
Income Growth Rate:
6.60% annually on a simple interest basis
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Designated Life (younger Spousal Designated Life for Spousal benefit) as of the date the Purchase Payment(s) or, for new elections of the Defined Income Benefit, the benefit election form, is received in Good Order, according to the tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.20%	2.70%	59	4.70%	4.20%	73	5.80%	5.30%
46	3.35%	2.85%	60	4.80%	4.30%	74	5.85%	5.35%
47	3.45%	2.95%	61	4.90%	4.40%	75	5.95%	5.45%
48	3.60%	3.10%	62	5.00%	4.50%	76	6.00%	5.50%
49	3.75%	3.25%	63	5.15%	4.65%	77	6.05%	5.55%
50	3.80%	3.30%	64	5.25%	4.75%	78	6.15%	5.65%
51	3.90%	3.40%	65	5.35%	4.85%	79	6.20%	5.70%
52	4.00%	3.50%	66	5.40%	4.90%	80	6.25%	5.75%
53	4.15%	3.65%	67	5.45%	4.95%	81	6.35%	5.85%
54	4.25%	3.75%	68	5.45%	4.95%	82	6.45%	5.95%
55	4.35%	3.85%	69	5.50%	5.00%	83	6.55%	6.05%
56	4.45%	3.95%	70	5.55%	5.05%	84	6.65%	6.15%
57	4.55%	4.05%	71	5.65%	5.15%	85	6.75%	6.25%
58	4.60%	4.10%	72	5.70%	5.20%

MYROCKDEFRT_____

Please Note: In order for you to receive the Income Growth Rate and Income Percentages reflected in this Supplement, your Annuity application or benefit election form must be signed on or after the date set forth above and before new rates and percentages are established through a new supplement. From the date you sign your Annuity application or elect the Defined Income Benefit, we must also receive that paperwork in Good Order within 15 calendar days, and new Annuities must be funded within 60 calendar days. (Please note that if you plan to fund your new Annuity with multiple Purchase Payments, each Purchase Payment after the initial Purchase Payment will receive the Income Growth Rate and Income Percentages in effect at the time the Purchase Payment is applied to the Annuity.) If these conditions are not met, and you decide to proceed with the purchase of the Annuity, additional paperwork will be required to issue the contract with the applicable rates in effect at that time. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.
Subject to the rules stated above, it is important to note that if either (1) Income Growth Rate; and/ or (2) the Income Percentages (collectively the “Set of Rates”) that we are currently offering on the effective date of the benefit is higher than the Set of Rates we were offering on the date you signed the applicable paperwork and neither the Income Growth Rate nor any Income Percentages have decreased, you will receive that higher Set of Rates. If any rates have decreased when we compare the Set of Rates that we were offering on the day you signed your paperwork to the Set of Rates that we are offering on the effective date of the benefit, your Defined Income Benefit will be issued with the Set of Rates that were in effect on the day you signed your paperwork.
NON-GUARANTEED ELEMENTS
The Defined Income Benefit Charge is a daily equivalent charge assessed as a percentage of the Sub-account assets and may be increased one or more times on or after the 3rd anniversary of the Benefit Issue Date up to the maximum annual rate shown below. We will notify you in advance of any change to the charge and you will be given an opportunity to “opt out” of any charge increase subject to certain conditions.

	Current	Maximum
Defined Income Benefit Charge	0.80%	1.50%

MYROCKDEFRT_____

PRUDENTIAL MyRockSM ADVISOR VARIABLE ANNUITY
PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Supplement dated _____, [year]
To
Prospectus dated _____, [year]
RATE SHEET SUPPLEMENT FOR:
PRUDENTIAL DYNAMIC INCOME BENEFIT
This Rate Sheet Prospectus Supplement (this “Supplement”) applies only to the benefit noted above and should be read and retained with the prospectus for the Prudential MyRockSM Advisor Variable Annuity (the “Annuity”). If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.
This Supplement provides the Initial Income Percentages and Income Deferral Rates we are currently offering for the Prudential Dynamic Income Benefit available with the Annuity. This Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s) for the Prudential Dynamic Income Benefit (“Dynamic Income Benefit”), and must be used with an effective prospectus for the Annuity.
This Supplement discloses the current rates and percentages that are effective beginning on the date of this Supplement disclosed above. Once a rate sheet supplement is effective, it will remain in effect until it is superseded at any time when we issue a new rate sheet supplement. This Supplement has no specified end date. If Prudential changes one or more rates or percentages, it will issue a new rate sheet supplement that will supersede this Supplement. The new rate sheet supplement will be filed a minimum of 5 days prior to its effective date.
To confirm the most current rates and percentages, rate sheet supplements for all applicable products are available by contacting the Prudential Annuity Service Center at 1-888-PRU-2888 or on-line at http://www.PrudentialAnnuities.com/investor/prospectuses. The most current rate sheet supplements are also filed with the Securities and Exchange Commission and can be found at www.sec.gov.
The following rates are effective on or after _____, [year] until a new rate sheet supplement is issued with new rates and percentages:

•	Initial Income Percentages for Purchase Payments made to Annuities with the Dynamic Income Benefit, and new elections of the Dynamic Income Benefit

•	Income Deferral Rates for new elections of the Dynamic Income Benefit
Initial Income Percentages
The applicable Initial Income Percentage is based on the attained age of the Designated Life (younger Spousal Designated Life for Spousal benefit) as of the date the Purchase Payment(s) or, for new elections of the Dynamic Income Benefit, the benefit election form, is received in Good Order, according to the tables below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	2.95%	2.60%	59	3.65%	3.30%	73	5.15%	4.80%
46	2.95%	2.60%	60	3.70%	3.35%	74	5.30%	4.95%
47	3.00%	2.65%	61	3.80%	3.45%	75	5.45%	5.10%
48	3.00%	2.65%	62	3.90%	3.55%	76	5.60%	5.25%
49	3.05%	2.70%	63	3.95%	3.60%	77	5.80%	5.45%
50	3.05%	2.70%	64	4.05%	3.70%	78	5.95%	5.60%
51	3.10%	2.75%	65	4.15%	3.80%	79	6.15%	5.80%
52	3.15%	2.80%	66	4.25%	3.90%	80	6.30%	5.95%
53	3.25%	2.90%	67	4.40%	4.05%	81	6.30%	5.95%
54	3.30%	2.95%	68	4.50%	4.15%	82	6.30%	5.95%
55	3.35%	3.00%	69	4.65%	4.30%	83	6.30%	5.95%
56	3.40%	3.05%	70	4.75%	4.40%	84	6.30%	5.95%
57	3.50%	3.15%	71	4.90%	4.55%	85	6.30%	5.95%
58	3.55%	3.20%	72	5.05%	4.70%

MYROCKDYNRT____

Income Deferral Rates
The applicable Income Deferral Rate at election of the Dynamic Income Benefit is based on the attained age of the Designated Life (younger Spousal Designated Life for Spousal benefit) as of the date we receive your Annuity application or benefit election form in Good Order, and then increases on certain Benefit Anniversaries according to the tables listed below:

Age on Benefit Issue Date or Benefit Anniversary	Income Deferral Rate Single Percentage	Income Deferral Rate Spousal Percentage
45 – 49	0.05%	0.05%
50 – 54	0.10%	0.10%
55 – 59	0.10%	0.10%
60 – 64	0.15%	0.15%
65 – 69	0.20%	0.20%
70 – 74	0.30%	0.30%
75 – 79	0.40%	0.40%
80+	0.45%	0.45%
Please Note: In order for you to receive the rates reflected in this Supplement, your Annuity application or benefit election form must be signed on or after the date set forth above and before new rates and percentages are established through a new supplement. From the date you sign your Annuity application or elect the Dynamic Income Benefit, we must also receive that paperwork in Good Order within 15 calendar days, and new Annuities must be funded within 60 calendar days. (Please note that if you plan to fund your new Annuity with multiple Purchase Payments, each Purchase Payment after the initial Purchase Payment will receive the Initial Income Percentage in effect at the time the Purchase Payment is applied to the Annuity but the Income Deferral Rate at issue will apply to all Purchase Payments.) If these conditions are not met, and you decide to proceed with the purchase of the Annuity, additional paperwork will be required to issue the contract with the applicable rates in effect at that time. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.
Subject to the rules stated above, it is important to note that if either (1) Initial Income Percentages; and/ or (2) the Income Deferral Rates (collectively the “Set of Rates”) that we are currently offering on the effective date of the benefit is higher than the Set of Rates we were offering on the date you signed the applicable paperwork and neither the Initial Income Percentages nor any Income Deferral Rates have decreased, you will receive that higher Set of Rates. If any rates have decreased when we compare the Set of Rates that we were offering on the day you signed your paperwork to the Set of Rates that we are offering on the effective date of the benefit, your Dynamic Income Benefit will be issued with the Set of Rates that were in effect on the day you signed your paperwork.
NON-GUARANTEED ELEMENTS
The Prudential Dynamic Income Benefit Charge is a quarterly charge assessed against Account Value at each quarterly anniversary of the Benefit Effective Date and may be increased one or more times on or after the 3rd anniversary of the Benefit Effective Date up to the maximum annual rate shown below. We will notify you in advance of any change to the charge and you will be given an opportunity to “opt out” of any charge increase subject to certain conditions. See “Fees, Charges and Deductions - Charges for Optional Living and Death Benefits” in the prospectus for information about this opt out process including the requirement to accept a 5% reduction in the Annual Income Amount.

	Current	Maximum
Prudential Dynamic Income Benefit Charge	0.40%	1.00%

MYROCKDYNRT____

PART B
STATEMENT OF ADDITIONAL INFORMATION
April 27, 2020 , as supplemented _______, 2020
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS

The Prudential MyRockSM Advisor Variable Annuity contract (the "Annuity") is an individual variable annuity contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The Annuity is purchased by making an initial purchase payment of $10,000 or more. Subject to certain restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prudential MyRockSM Advisor Variable Annuity Prospectus dated April 27, 2020 , as supplemented _______, 2020. To obtain a copy of the Prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

COMPANY
Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.
Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
[TO BE FILED BY AMENDMENT]
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers the Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuity through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life, PAD received commissions of $747,107,473.30, $739,108,837.11 and $633,385,857.43 in 2019, 2018, and 2017, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life will pay cash compensation, other than commissions, to broker/dealers that sell the Annuity according to one or more schedules, and also may pay non-cash compensation.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer. Commissions are not paid for the sale of this Annuity.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2019) received payment with respect to annuity business during 2019 (or as to which a payment amount was accrued during 2019). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2019, non-cash compensation received by Firms and Entities ranged from $1.00 to $433,912.73. During 2019, cash compensation received by Firms ranged from $1.10 to $18,272,777.70.

CYBER SECURITY AND BUSINESS CONTINUITY RISKS

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, the Company is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of increasingly complex products, such as those that feature automatic asset transfer or reallocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Cyber security events, disasters and similar events, whether deliberate or unintentional, that could impact the Company and Contract owners could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers. Cyber security and other events affecting any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate unit values with respect to the Contract and/or the net asset value (“NAV”) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security and other events described above may result in adverse impacts to the Company, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by the Company may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by the Company in enhancing and upgrading computer systems and systems security following a cyber security failure or responding to a disaster or similar event. The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. In addition, the global spread of COVID-19 has caused the Company and its service providers to implement business continuity plans, including widespread use of work-from-home arrangements. Although the Company, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Company cannot control or assure the efficacy of the cyber security and business continuity_plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less, (c) where:
(a) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus
(2) any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(b) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus
(2) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(c) is the Insurance Charge and any applicable charge assessed against a Sub-account for any optional benefit then in effect for the Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period, and for any Sub-account to which the Fund Access Charge applies, the Fund Access Charge.
We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one. Because this Annuity is new, we include no historical unit values here.
As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values. This information reflects Sub-Account names as of December 31, 2019. Please refer to the Investment Options section of the prospectus for information on name changes.

MY ROCK ADVISOR
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Return of Purchase Payments Death Benefit (0.35%) (M&E Level 2)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99971	$10.09661	0
AST PIMCO Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99971	$10.09664	0
AST Prudential Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99971	$10.16656	0
AST T. Rowe Price Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99971	$10.11661	0
AST Western Asset Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99971	$10.09664	0
PSF Government Money Market Portfolio
08/19/2019 to 12/31/2019	$10.00128	$10.04637	0
*Denotes the start date of these sub-accounts

MY ROCK ADVISOR
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Return of Purchase Payments Death Benefit (0.50%) (M&E Level 1)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99959	$10.09099	0
AST PIMCO Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99959	$10.09100	0
AST Prudential Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99959	$10.16083	0
AST T. Rowe Price Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99959	$10.11093	0
AST Western Asset Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99959	$10.09100	0
PSF Government Money Market Portfolio
08/19/2019 to 12/31/2019	$10.00116	$10.04071	0
*Denotes the start date of these sub-accounts

MY ROCK ADVISOR
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Defined Income Benefit (1.05%) (M&E Level 2)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99913	$10.07001	0
AST PIMCO Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99913	$10.07006	0
AST Prudential Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99913	$10.13971	0
AST T. Rowe Price Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99913	$10.08994	0
AST Western Asset Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99913	$10.06998	0
PSF Government Money Market Portfolio
08/19/2019 to 12/31/2019	$10.00070	$10.01980	0
*Denotes the start date of these sub-accounts

MY ROCK ADVISOR
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Defined Income Benefit (1.20%) (M&E Level 1)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99901	$10.06430	8,220
AST PIMCO Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99901	$10.06432	5,732
AST Prudential Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99901	$10.13401	8,170
AST T. Rowe Price Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99901	$10.08422	8,211
AST Western Asset Corporate Bond Portfolio
08/19/2019 to 12/31/2019	$9.99901	$10.06432	8,225
PSF Government Money Market Portfolio
08/19/2019 to 12/31/2019	$10.00058	$10.01413	0
*Denotes the start date of these sub-accounts

HISTORICAL INITIAL INCOME PERCENTAGES AND INCOME DEFERRAL RATE PERCENTAGES
The rates below apply to Purchase Payments made to Annuities with the Defined Income Benefit, and new elections of the Defined Income Benefit made between July 15, 2020 and August 14, 2020.
The Income Growth Rate and Income Percentages may be different than those listed below for Purchase Payments and new elections of the Defined Income Benefit made on or after August 15, 2020. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
6.60% annually on a simple interest basis
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Designated Life (younger Spousal Designated Life for Spousal benefit) as of the date the Purchase Payment(s) or, for new elections of the Defined Income Benefit, the benefit election form, is received in Good Order, according to the tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.20%	2.70%	66	5.40%	4.90%
46	3.35%	2.85%	67	5.45%	4.95%
47	3.45%	2.95%	68	5.45%	4.95%
48	3.60%	3.10%	69	5.50%	5.00%
49	3.75%	3.25%	70	5.55%	5.05%
50	3.80%	3.30%	71	5.65%	5.15%
51	3.90%	3.40%	72	5.70%	5.20%
52	4.00%	3.50%	73	5.80%	5.30%
53	4.15%	3.65%	74	5.85%	5.35%
54	4.25%	3.75%	75	5.95%	5.45%
55	4.35%	3.85%	76	6.00%	5.50%
56	4.45%	3.95%	77	6.05%	5.55%
57	4.55%	4.05%	78	6.15%	5.65%
58	4.60%	4.10%	79	6.20%	5.70%
59	4.70%	4.20%	80	6.25%	5.75%
60	4.80%	4.30%	81	6.35%	5.85%
61	4.90%	4.40%	82	6.45%	5.95%
62	5.00%	4.50%	83	6.55%	6.05%
63	5.15%	4.65%	84	6.65%	6.15%
64	5.25%	4.75%	85	6.75%	6.25%
65	5.35%	4.85%

The following rates are effective between April 27, 2020 and August 14, 2020:

•	Initial Income Percentages for Purchase Payments made to Annuities with the Dynamic Income Benefit, and new elections of the Dynamic Income Benefit

•	Income Deferral Rates for new elections of the Dynamic Income Benefit
Initial Income Percentages and Income Deferral Rates for new elections of the Dynamic Income Benefit and Initial Income Percentages below for additional Purchase Payments made when the benefit is in effect may be different from those shown below on or after August 15, 2020. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Initial Income Percentages
The applicable Initial Income Percentage is based on the attained age of the Designated Life (younger Spousal Designated Life for Spousal benefit) as of the date the Purchase Payment(s) or, for new elections of the Dynamic Income Benefit, the benefit election form, is received in Good Order, according to the tables below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	2.95%	2.60%	66	4.25%	3.90%
46	2.95%	2.60%	67	4.40%	4.05%
47	3.00%	2.65%	68	4.50%	4.15%
48	3.00%	2.65%	69	4.65%	4.30%
49	3.05%	2.70%	70	4.75%	4.40%
50	3.05%	2.70%	71	4.90%	4.55%
51	3.10%	2.75%	72	5.05%	4.70%
52	3.15%	2.80%	73	5.15%	4.80%
53	3.25%	2.90%	74	5.30%	4.95%
54	3.30%	2.95%	75	5.45%	5.10%
55	3.35%	3.00%	76	5.60%	5.25%
56	3.40%	3.05%	77	5.80%	5.45%
57	3.50%	3.15%	78	5.95%	5.60%
58	3.55%	3.20%	79	6.15%	5.80%
59	3.65%	3.30%	80	6.30%	5.95%
60	3.70%	3.35%	81	6.30%	5.95%
61	3.80%	3.45%	82	6.30%	5.95%
62	3.90%	3.55%	83	6.30%	5.95%
63	3.95%	3.60%	84	6.30%	5.95%
64	4.05%	3.70%	85	6.30%	5.95%
65	4.15%	3.80%
Income Deferral Rates
The applicable Income Deferral Rate at election of the Dynamic Income Benefit is based on the attained age of the Designated Life (younger Spousal Designated Life for Spousal benefit) as of the date we receive your Annuity application or benefit election form in Good Order, and then increases on certain Benefit Anniversaries according to the tables listed below:

Age on Benefit Issue Date or Benefit Anniversary	Income Deferral Rate Single Percentage	Income Deferral Rate Spousal Percentage
45 – 49	0.05%	0.05%
50 – 54	0.10%	0.10%
55 – 59	0.10%	0.10%
60 – 64	0.15%	0.15%
65 – 69	0.20%	0.20%
70 – 74	0.30%	0.30%
75 – 79	0.40%	0.40%
80+	0.45%	0.45%

The rates below apply to Purchase Payments made to Annuities with the Defined Income Benefit, and new elections of the Defined Income Benefit made between April 15, 2020 and July 14, 2020.
The Income Growth Rate and Income Percentages may be different than those listed below for Purchase Payments and new elections of the Defined Income Benefit made on or after July 15, 2020. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
6.60% annually on a simple interest basis
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Designated Life (younger Spousal Designated Life for Spousal benefit) as of the date the Purchase Payment(s) or, for new elections of the Defined Income Benefit, the benefit election form, is received in Good Order, according to the tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.30%	2.80%	66	5.50%	5.00%
46	3.45%	2.95%	67	5.55%	5.05%
47	3.55%	3.05%	68	5.55%	5.05%
48	3.70%	3.20%	69	5.60%	5.10%
49	3.85%	3.35%	70	5.65%	5.15%
50	3.90%	3.40%	71	5.75%	5.25%
51	4.00%	3.50%	72	5.80%	5.30%
52	4.10%	3.60%	73	5.90%	5.40%
53	4.25%	3.75%	74	5.95%	5.45%
54	4.35%	3.85%	75	6.05%	5.55%
55	4.45%	3.95%	76	6.10%	5.60%
56	4.55%	4.05%	77	6.15%	5.65%
57	4.65%	4.15%	78	6.25%	5.75%
58	4.70%	4.20%	79	6.30%	5.80%
59	4.80%	4.30%	80	6.35%	5.85%
60	4.90%	4.40%	81	6.45%	5.95%
61	5.00%	4.50%	82	6.55%	6.05%
62	5.10%	4.60%	83	6.65%	6.15%
63	5.25%	4.75%	84	6.75%	6.25%
64	5.35%	4.85%	85	6.85%	6.35%
65	5.45%	4.95%

The rates below apply to Purchase Payments made to Annuities with the Defined Income Benefit, and new elections of the Defined Income Benefit made between April 1, 2020 and April 14, 2020.
The Income Growth Rate and Income Percentages may be different than those listed below for Purchase Payments and new elections of the Defined Income Benefit made on or after April 15, 2020. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
6.50% annually on a simple interest basis
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Designated Life (younger Spousal Designated Life for Spousal benefit) as of the date the Purchase Payment(s) or, for new elections of the Defined Income Benefit, the benefit election form, is received in Good Order, according to the tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.20%	2.70%	66	5.40%	4.90%
46	3.35%	2.85%	67	5.45%	4.95%
47	3.45%	2.95%	68	5.45%	4.95%
48	3.60%	3.10%	69	5.50%	5.00%
49	3.75%	3.25%	70	5.55%	5.05%
50	3.80%	3.30%	71	5.65%	5.15%
51	3.90%	3.40%	72	5.70%	5.20%
52	4.00%	3.50%	73	5.80%	5.30%
53	4.15%	3.65%	74	5.85%	5.35%
54	4.25%	3.75%	75	5.95%	5.45%
55	4.35%	3.85%	76	6.00%	5.50%
56	4.45%	3.95%	77	6.05%	5.55%
57	4.55%	4.05%	78	6.15%	5.65%
58	4.60%	4.10%	79	6.20%	5.70%
59	4.70%	4.20%	80	6.25%	5.75%
60	4.80%	4.30%	81	6.35%	5.85%
61	4.90%	4.40%	82	6.45%	5.95%
62	5.00%	4.50%	83	6.55%	6.05%
63	5.15%	4.65%	84	6.65%	6.15%
64	5.25%	4.75%	85	6.75%	6.25%
65	5.35%	4.85%

The rates below apply to Purchase Payments made to Annuities with the Defined Income Benefit, and new elections of the Defined Income Benefit made between March 15, 2020 and March 31, 2020.
The Income Growth Rate and Income Percentages may be different than those listed below for Purchase Payments and new elections of the Defined Income Benefit made on or after April 1, 2020. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
7.00% annually on a simple interest basis
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Designated Life (younger Spousal Designated Life for Spousal benefit) as of the date the Purchase Payment(s) or, for new elections of the Defined Income Benefit, the benefit election form, is received in Good Order, according to the tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.85%	3.35%	66	6.05%	5.55%
46	4.00%	3.50%	67	6.10%	5.60%
47	4.10%	3.60%	68	6.10%	5.60%
48	4.25%	3.75%	69	6.15%	5.65%
49	4.40%	3.90%	70	6.20%	5.70%
50	4.45%	3.95%	71	6.30%	5.80%
51	4.55%	4.05%	72	6.35%	5.85%
52	4.65%	4.15%	73	6.45%	5.95%
53	4.80%	4.30%	74	6.50%	6.00%
54	4.90%	4.40%	75	6.60%	6.10%
55	5.00%	4.50%	76	6.65%	6.15%
56	5.10%	4.60%	77	6.70%	6.20%
57	5.20%	4.70%	78	6.80%	6.30%
58	5.25%	4.75%	79	6.85%	6.35%
59	5.35%	4.85%	80	6.90%	6.40%
60	5.45%	4.95%	81	7.00%	6.50%
61	5.55%	5.05%	82	7.10%	6.60%
62	5.65%	5.15%	83	7.20%	6.70%
63	5.80%	5.30%	84	7.30%	6.80%
64	5.90%	5.40%	85	7.40%	6.90%
65	6.00%	5.50%

The rates below apply to Purchase Payments made to Annuities with the Defined Income Benefit, and new elections of the Defined Income Benefit made between August 19, 2019 and March 14, 2020.
The Income Growth Rate and Income Percentages may be different than those listed below for Purchase Payments and new elections of the Defined Income Benefit made on or after March 15, 2020. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
7.00% annually on a simple interest basis
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Designated Life (younger Spousal Designated Life for Spousal benefit) as of the date the Purchase Payment(s) or, for new elections of the Defined Income Benefit, the benefit election form, is received in Good Order, according to the tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.85%	3.35%	66	6.05%	5.55%
46	4.00%	3.50%	67	6.10%	5.60%
47	4.10%	3.60%	68	6.10%	5.60%
48	4.25%	3.75%	69	6.15%	5.65%
49	4.40%	3.90%	70	6.20%	5.70%
50	4.45%	3.95%	71	6.30%	5.80%
51	4.55%	4.05%	72	6.35%	5.85%
52	4.65%	4.15%	73	6.45%	5.95%
53	4.80%	4.30%	74	6.50%	6.00%
54	4.90%	4.40%	75	6.60%	6.10%
55	5.00%	4.50%	76	6.65%	6.15%
56	5.10%	4.60%	77	6.70%	6.20%
57	5.20%	4.70%	78	6.80%	6.30%
58	5.25%	4.75%	79	6.85%	6.35%
59	5.35%	4.85%	80	6.90%	6.40%
60	5.45%	4.95%	81	7.00%	6.50%
61	5.55%	5.05%	82	7.10%	6.60%
62	5.65%	5.15%	83	7.20%	6.70%
63	5.80%	5.30%	84	7.30%	6.80%
64	5.90%	5.40%	85	7.40%	6.90%
65	6.00%	5.50%

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a)	Financial Statements

(1)	Financial Statements of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) [To Be Filed By Amendment]

(2)	Consolidated Financial Statements of Pruco Life Insurance Company (Depositor) [To Be Filed By Amendment]

(b)	Exhibits:

(1)	Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

(2)	Agreements for custody of securities and similar investments-Not Applicable.

(3)(a)	Distribution and Principal Underwriting Agreement by and among Pruco Life Insurance Company (Depositor) and Prudential Annuities Distributors, Inc. "PAD" (Underwriter). (Note 3)

(b)(1)	Specimen Affiliated Insurer Amendment to Selling Agreement. (Note 6)

(b)(2)	List of Broker Dealers selling under original Selling Agreement. (Note 7)

(b)(3)	List of Broker Dealers that executed Amendment to Selling Agreement. (Note 7)

(4)(a)	Individual Flexible Premium Deferred Variable Annuity Contract (ICC19-P-VA/IND (6/19)) and schedule pages (ICC19-P-VA/IND-DCD (6/19)). (Note 11)

(4)(b)	Lifetime Income Rider (ICC19-P-RID-LI (6/19)). (Note 11)

(4)(c)	Lifetime Income Schedule Supplement (ICC19-P-SCH-LI (6/19)). (Note 11)

(4)(d)	Return of Adjusted Purchase Payments Death Benefit Rider (ICC19-P-RID-ROP (6/19)). (Note 11)

(4)(e)	Return of Adjusted Purchase Payments Death Benefit Schedule Supplement (ICC19-P-SCH-ROP (6/19)). (Note 11)

(4)(f)	Individual Retirement Annuity Endorsement P-END-IRA (02/10). (Note 10)

(4)(g)	Roth Individual Retirement Annuity Endorsement P-END-ROTH (02/10). (Note 10)

(4)(h)	Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN (02/10). (Note 10)

(4)(i)	Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN (02/10). (Note 10)

(4)(j)	403(b) Annuity Endorsement (P-END-403 (2/10). (Note 10)
(4)(k)    Beneficiary Annuity Endorsement P-ENDBENE (2/10). (Note 10)
(4)(l)    Market Value Adjustment Option Rider P-RID-MVA (2/10). (Note 10)
(4)(m)    Market Value Adjustment Option Schedule Supplement P-SCH-MVA (2/10). (Note 10)
(4)(n)    Dollar Cost Averaging Program Rider P-RID-DCA (2/10). (Note 10)
(4)(o)    Dollar Cost Averaging Program Schedule Supplement P-SCH-DCA (2/10). (Note 10)
(4)(p)    Form of Fund Access Charge Rider (P-RID-FAC (9/19)). (Note 14)
(4)(q)    Variable Income Benefit Rider (P-RID-LW (11/19)). (Note 15)
(4)(r)    Variable Income Benefit Schedule Supplement (P-SCH-LW (11/19)). (Note 15)

(5)(a)	Application for MyRock Advisor Individual Variable Annuity (P-VA-APP (2/20)). (Note 14)
(5)(b)     Application for MyRock Advisor Individual Variable Annuity (ICC20-P-VA-APP(4/20)). (Note 15)

(6)(a)	Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 4)

(6)(b)	By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 5)

(7)	Combination Coinsurance and Modified Coinsurance Agreement between Pruco Life Insurance Company and Prudential Annuities Life Assurance Corporation (portions redacted). (Note 11)

(8)	Other material contracts performed in whole or in part after the date the registration statement is filed:

(8)(a)
AST Fund Participation Agreement dated May 1, 2005, as amended and restated June 8, 2005, by and among Pruco Life Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC. (Note 6)

(8)(b)
Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company. (Note 8)

(8)(c)
Fund Participation Agreement dated May 1, 2005, by and among Pruco Life Insurance Company, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC. (Note 9)

(8)(d)
Fund Participation Agreement dated October 1, 2019 among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC and Pruco Life Insurance Company. (Note 12)

(8)(e)
First Amendment to Fund Participant Agreement effective as of October 15, 2019, by and among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. (Note 12)

(8)(f)
3rd Amendment to Participation Agreement effective as of October 1, 2019, by and among Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V, Fidelity Distributors Corporation and Pruco Life Insurance Company. (Note 12)

(8)(g)	Participation Agreement dated September 30, 2019, by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Pruco Life Insurance Company. (Note 12)

(8)(h)
Amendment No. 9 dated October 1, 2019, to Participation Agreement by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and Pruco Life Insurance Company. (Note 12)

(8)(i)
Fund Participation Agreement dated October 9, 2019, among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and Pruco Life Insurance Company. (Note 12)

(8)(j)	Shareholder Information Agreement. (Note11)

(8)(k)
Fund Participation Agreement made and entered into as of the 19th day of November, 2019 among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and Pruco Life Insurance Company. (Note 14)

(9)	Opinion of Counsel. (Note 11)

(10)	Written Consent of Independent Registered Public Accounting Firm. [To Be Filed By Amendment]

(11)	All financial statements omitted from Item 23, Financial Statements-Not Applicable.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)	Powers of Attorney:

(a)	Caroline A. Feeney (Note 15)

(b)	Salene Hitchcock-Gear (Note 15)

(c)	Dylan J. Tyson (Note 15)

(d)	Candace J. Woods (Note 15)

(e)	Susan M. Mann (Note 15)

(f)	Nandini Mongia (Note 11)
(Note 1)    Filed herewith.

(Note 2)	Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3)	Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 4)	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5)	Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(Note 6)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 7)	Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 19, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 8)	Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-184887, filed April 15, 2013, on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(Note 9) Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-184888, filed April 5, 2018, on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 10)	Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(Note 11) Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12)	Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-230983, filed October 17, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(Note 13) Incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 333-230983, filed December 10, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(Note 14) Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-230983, filed December 19, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(Note 15) Incorporated by reference to Post-Effective Amendment No. 6 to Registration No. 333-230983, filed April 3, 2020 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer, and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Markus Coombs 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102-2917	Director
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Todd Bryden 280 Trumbull Street Hartford, Connecticut 06103	Chief Actuary and Senior Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 14, 2020, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS: As of June 30, 2020, there were 15 Qualified contract owners and 9 Non-Qualified contract owners.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS:

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b)	Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103-3509	Senior Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Matthew Sun 213 Washington Street Newark, New Jersey 07102-2917	Treasurer
Robert P. Smit Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
William Wilcox 280 Trumbull Street Hartford, Connecticut 06103-3509	Vice President and Chief Compliance Officer
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer

ITEM 29. PRINCIPAL UNDERWRITERS:
(c) Commissions received by PAD during 2019 with respect to all individual annuities issued by Pruco Life.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$747,107,473.30	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.

ITEM 32. UNDERTAKINGS

(a)
Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)	Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e)
Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

EXHIBITS

Exhibit No.	Description

(1)
Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(3)(a)
Distribution and Principal Underwriting Agreement by and among Pruco Life Insurance Company (Depositor) and Prudential Annuities Distributors, Inc. "PAD" (Underwriter). Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)(1)
Specimen Affiliated insurer Amendment to Selling Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)(2)
List of Broker Dealers selling under original Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 19, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)(3)
List of Broker Dealers selling that executed Amendment to Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 19, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(4)(a)
Individual Flexible Premium Deferred Variable Annuity Contract (ICC19-P-VA/IND (6/19)) and schedule pages (ICC19-P-VA/IND-DCD (6/19)). Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(4)(b)
Lifetime Income Rider (ICC19-P-RID-LI (6/19)). Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(4)(c)
Lifetime Income Schedule Supplement (ICC19-P-SCH-LI (6/19)). Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(4)(d)
Return of Adjusted Purchase Payments Death Benefit Rider (ICC19-P-RID-ROP (6/19)). Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(4)(e)
Return of Adjusted Purchase Payments Death Benefit Schedule Supplement (ICC19-P-SCH-ROP (6/19)). Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(4)(f)
Individual Retirement Annuity Endorsement P-END-IRA (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(4)(g)
Roth Individual Retirement Annuity Endorsement P-END-ROTH (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(4)(h)
Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(4)(i)
Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(4)(j)
403(b) Annuity Endorsement (P-END-403 (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(4)(k)
Beneficiary Annuity Endorsement P-ENDBENE (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(4)(l)
Market Value Adjustment Option Rider P-RID-MVA (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(4)(m)
Market Value Adjustment Option Schedule Supplement P-SCH-MVA (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(4)(n)
Dollar Cost Averaging Program Rider P-RID-DCA (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(4)(o)
Dollar Cost Averaging Program Schedule Supplement P-SCH-DCA (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(4)(p)
Form of Fund Access Charge Rider (P-RID-FAC (9/19)). Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-230983, filed December 19, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(4)(q)
Variable Income Benefit Rider (P-RID-LW (11/19)). Incorporated by reference to Post-Effective Amendment No. 6 to Registration No. 333-230983, filed April 3, 2020 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(4)(r)
Variable Income Benefit Schedule Supplement (P-SCH-LW (11/19)). Incorporated by reference to Post-Effective Amendment No. 6 to Registration No. 333-230983, filed April 3, 2020 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(5)(a)
Application for MyRock Advisor Individual Variable Annuity (ICC19-P-VA-APP (6/19)). Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-230983, filed December 19, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(5)(b)
Application for MyRock Advisor Individual Variable Annuity (ICC20-P-VA-APP(4/20)). Incorporated by reference to Post-Effective Amendment No. 6 to Registration No. 333-230983, filed April 3, 2020 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(6)(a)
Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(6)(b)	By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(7)
Combination Coinsurance and Modified Coinsurance Agreement between Pruco Life Insurance Company and Prudential Annuities Life Assurance Corporation (portions redacted). Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(8)(a)
AST Fund Participation Agreement dated May 1, 2005, as amended and restated June 8, 2005, by and among Pruco Life Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(8)(b)
Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-184887, filed April 15, 2013, on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(8)(c)
Fund Participation Agreement dated May 1, 2005, by and among Pruco Life Insurance Company, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-184888, filed April 5, 2018, on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(8)(d)
Fund Participation Agreement dated October 1, 2019 among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-230983, filed October 17, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(8)(e)
First Amendment to Fund Participant Agreement effective as of October 15, 2019, by and among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-230983, filed October 17, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(8)(f)
3rd Amendment to Participation Agreement effective as of October 1, 2019, by and among Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V, Fidelity Distributors Corporation and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-230983, filed October 17, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(8)(g)
Participation Agreement dated September 30, 2019, by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-230983, filed October 17, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(8)(h)
Amendment No. 9 dated October 1, 2019, to Participation Agreement by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-230983, filed October 17, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(8)(i)
Fund Participation Agreement dated October 9, 2019, among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-230983, filed October 17, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(8)(j)
Shareholder Information Agreement. Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(8)(k)
Fund Participation Agreement made and entered into as of the 19th day of November, 2019 among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-230983, filed December 19, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(9)	Opinion of Counsel. Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(10)	Written Consent of Independent Registered Public Accounting Firm. To be filed by amendment.

(13)(a)
Power of Attorney for Caroline A. Feeney. Incorporated by reference to Post-Effective Amendment No. 6 to Registration No. 333-230983, filed April 3, 2020 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(13)(b)
Power of Attorney for Salene Hitchcock-Gear. Incorporated by reference to Post-Effective Amendment No. 6 to Registration No. 333-230983, filed April 3, 2020 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(13)(c)
Power of Attorney for Dylan J. Tyson. Incorporated by reference to Post-Effective Amendment No. 6 to Registration No. 333-230983, filed April 3, 2020 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(13)(d)
Power of Attorney for Candace J. Woods. Incorporated by reference to Post-Effective Amendment No. 6 to Registration No. 333-230983, filed April 3, 2020 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(13)(e)
Power of Attorney for Susan M. Mann. Incorporated by reference to Post-Effective Amendment No. 6 to Registration No. 333-230983, filed April 3, 2020 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(13)(f)
Power of Attorney for Nandini Mongia. Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 31st day of July, 2020.
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	July 31, 2020
Dylan J. Tyson
Susan M. Mann*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	July 31, 2020
Susan M. Mann
Director
Markus Coombs
Nandini Mongia*	Director	July 31, 2020
Nandini Mongia
Candace J. Woods*	Director	July 31, 2020
Candace J. Woods
Salene Hitchcock-Gear*	Director	July 31, 2020
Salene Hitchcock-Gear
Caroline A. Feeney*	Director	July 31, 2020
Caroline A. Feeney

By:	/s/ Douglas E. Scully
Douglas E. Scully
* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.